Fair Value Measurements - Medytox Top-off Right (Details) - USD ($) $ / shares in Units, $ in Millions	May 05, 2022	May 02, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Common stock, par value per share			$ 0.0001	$ 0.0001	$ 0.0001
Derivative, Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in Fair Value of Forward Purchase Agreement and Derivative
Settlement Agreement with Medytox [Member]
Fair Value Measurements
Threshold target ownership percentage	10.00%
Loss due to change in fair value through the closing date of the merger	$ 11.8
Settlement Agreement with Medytox [Member] | Old AEON Common Stock [Member]
Fair Value Measurements
Shares issued in New Money PIPE Subscription Agreements (in shares)	26,680,511
Common stock, par value per share	$ 0.0001